Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Revenue Recognition, Multiple-Deliverable Arrangements (Details) - Blackberryten [Member]	12 Months Ended
Feb. 28, 2017 USD ($)
Maximum
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Selling price	$ 20
Minimum
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Selling price	$ 4